Intangible Assets - Schedule of Sensitivity to Change in Key Assumptions (Parenthetical) (Detail)	Jun. 30, 2018
Africa Regional Markets | 10% decrease in annual cash flow
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Annual decrease in cash flow	0.10